UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21756
                                                   -----------------

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
        --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
        --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
        --------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 241-4141
                                                         ------------------
                       Date of fiscal year end: OCTOBER 31
                                              --------------------
                   Date of reporting period: OCTOBER 31, 2005
                                             ---------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


FIRST TRUST
STRATEGIC
HIGH INCOME
FUND

                                 ANNUAL REPORT
                                 FOR THE PERIOD

                       JULY 19, 2005 TO OCTOBER 31, 2005

[GRAPHIC OMITTED]
FIRST TRUST ADVISORS L.P.

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                                OCTOBER 31, 2005

 Shareholder Letter .......................................................   1
 Portfolio Commentary .....................................................   2
 Portfolio Components .....................................................   3
 Portfolio of Investments .................................................   4
 Statement of Assets and Liabilities ......................................   8
 Statement of Operations ..................................................   9
 Statement of Changes in Net Assets .......................................  10
 Financial Highlights .....................................................  11
 Notes to Financial Statements ............................................  12
 Report of Independent Registered Public Accounting Firm ..................  17
 Additional Information ...................................................  18
     Dividend Reinvestment Plan
     Proxy Voting Policies and Procedures
     Portfolio Holdings
     NYSECertification Information
     By-Law Amendment
     Board Approval of Advisory and Sub-Advisory Agreements
 Management ...............................................................  20

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This Annual Report contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. and/or Hilliard Lyons Asset Management and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would," or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the Fund's actual results, performance or achievements to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this Annual Report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of First Trust Advisors L.P. and/or Hilliard Lyons Asset Management and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                             HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about the First Trust Strategic High Income Fund (the "Fund") and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, together with the portfolio commentary by the portfolio management team at the Fund's sub-advisor, Hilliard Lyons Asset Management ("HLAM"), you will obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows can help you understand the Fund's performance compared to that of relevant benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen, First Trust Advisors L.P. personnel and HLAM personnel are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                                  ANNUAL REPORT
                                OCTOBER 31, 2005

Dear Shareholders:

We are pleased to present the first report to shareholders of First Trust Strategic High Income Fund (NYSE Symbol: FHI). Although it is a short reporting period, the Fund is off to a good start. We launched and closed the common equity offering in July 2005. Since that time the U.S. economy has endured several short-term rate increases by the Federal Reserve as well as devastating hurricanes in the Gulf Coast Region. Despite pressure on the market price, the Fund has achieved a slight appreciation in its net asset value ("NAV") and an increase in dividend distribution with a current annualized dividend rate of 9.30% on the $20 Common Share IPO price.

As you know, the Fund's primary investment objective is to seek a high level of current income and, as a secondary objective, the Fund seeks capital growth. The Fund currently pursues this strategy by investing at least 80% of its Managed Assets in a diversified portfolio of high income producing securities that Hilliard Lyons Asset Management ("HLAM") believes offer attractive yield and capital appreciation potential. The Fund's primary focus is on structured finance securities with limited exposure to corporate bonds and convertible securities. Investing in these securities provides greater diversification than corporate bonds alone by spreading risk across a broader range of asset classes, which include both corporate and consumer debt.

HLAM's portfolio management team has been able to attain such a high yield without employing leverage because of their strategy of investing in multiple areas of the high-yield market, including structured finance securities. Currently, structured finance securities offer superior yield to corporate bonds. I encourage you to read the commentary from the HLAM portfolio management team found on the following page. It includes a review of the Fund's performance and the portfolio managers' outlook for the markets.

We thank you for your confidence in First Trust Advisors L.P. ("First Trust")and HLAM and will work diligently to keep earning it.

Sincerely,

/S/ JAMESA. BOWEN
James A. Bowen
President of First Trust Strategic High Income Fund
December 8, 2005

--------------------------------------------------------------------------------
           A COMMENTARY ON THE FIRST TRUST STRATEGIC HIGH INCOME FUND
--------------------------------------------------------------------------------

OVERVIEW

First Trust Strategic High Income Fund (the "Fund") commenced trading on the New York Stock Exchange on July 26, 2005 under the ticker symbol "FHI." The initial offering price of the Fund was $20.00 a share, and the net asset value ("NAV") at inception was $19.10. The Fund came to market in the midst of a challenging environment for fixed-income instruments in general, and closed-end funds in particular. Investors were concerned that rising rates would erode fixed-income returns and put closed-end fund dividends under pressure. At the same time, the appetite for yield had compressed credit spreads, limiting the appeal of much of the below-investment grade market. Despite these challenges, the Fund reached full investment in approximately 30 days, with an initial yield at the high end of its anticipated range.

PERFORMANCE REVIEW

Performance to date has been solid with regard to NAV. From inception through October 31, 2005, the Fund posted a +1.03% NAV total return. Over the comparable period, the Lehman Brothers Ba U.S. High Yield Index posted a -1.18% total return. Stable-to-improving collateral performance in many of its structured finance positions helped drive the Fund's positive NAV move. Overall, the Fund's collateralized debt obligation ("CDO") positions, as well as its aircraft lease backed bonds, produced positive price performance. The Fund's corporate high-yield positions, in contrast, moved down in tandem with the overall market, despite a solid credit profile.

FHI's market-price performance did not keep pace with the NAV, as the Fund returned -5.28% for the period since inception. Steadily rising rates from late August through the end of October took a heavy toll on much of the closed-end fund universe, particularly those with a focus on below-investment grade debt. Investors, already anxious about the negative effects of leverage, seemed to paint most of the "high-yield" universe with the same brush and sell. We believe this contributed to FHI's decrease in market price from its initial $20.00 offering price to $18.79 at fiscal year-end. Over time, the absence of leverage, combined with a competitive yield, may help to differentiate the Fund from its competitors and bolster its market price performance.

OUTLOOK

Looking ahead, we believe the markets appear to be at a tipping point. Interest rates remain below long-term averages and may move higher, but at the same time, the economy may be losing steam. An aggressive Federal Reserve could limit consumers' options as debt burdens increase and home refinancing opportunities fade. Such a slowdown in consumer spending could affect both corporate balance sheets and the economy in general. To insulate against these risks, the Fund remains broadly diversified in "seasoned" paper and maintains a significant allocation to floating-rate bonds. We believe, this selective exposure to both consumer and corporate balance sheets should help the Fund withstand a moderate downturn in credit trends, while its floating rate allocation serves as a hedge against sharply rising rates.

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO COMPONENTS+
OCTOBER 31, 2005

                               [GRAPHIC OMITTED]
              EDGAR REPRESENTATION OF DATA POINTS USED IN GRAPHIC

Corporate Bonds                      8.6%
CDO's                                9.5%
CMBS                                13.1%
Manufactured Housing                 7.4%
Equipment lease Receivables         13.2%
Residential Mortgage                18.2%
Franchise                           26.8%
Preferred Securities                 3.2%


 + Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

                    See Notes to Financial Statements.                    Page 3

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2005

    PRINCIPAL                                                                               MARKET
      VALUE                           DESCRIPTION                                            VALUE
----------------   -----------------------------------------------                       ------------
ASSET-BACKED SECURITIES - 60.2%

$        3,000,000 ACE Securities Corp., Home Equity Loan Trust,
                      Series 2005-HE5, Class B1, 7.04%, 8/25/35**+ .................   $     2,401,611
         2,000,000 ACE Securities Corp., Home Equity Loan Trust,
                      Series 2005-HE5, Class M10, 7.04%, 8/25/35+ ..................         1,844,772
         5,000,000 ACLC Business Loan Receivables Trust,
                      Series 1999-1, Class A3, 7.39%, 8/15/20** ....................         4,561,995
         1,499,907 ACLC Business Loan Receivables Trust,
                      Series 1999-2, Class D, 9.35%, 1/15/21** .....................         1,395,830
         9,096,000 AerCo Ltd., Series 1X, Class 1, 5.32%, 7/15/23+** ...............         3,007,365
         7,298,166 Aircraft Finance Trust, Series 1999-1A,
                      Class A2, 4.47%, 5/15/24+ ....................................         6,689,389
         6,000,000 Aspen Funding I, Ltd., Series 2002-1A,
                      Class A3L, 5.71%, 7/10/37**+ .................................         4,320,000
         2,000,000 Atherton Franchisee Loan Funding,
                      Series 1998-A, Class C, 7.08%, 5/15/20** .....................         1,790,390
         9,068,043 Conseco Finance Securitizations Corp.,
                      Series 1999-6, Class M1, 7.96%, 6/01/30** ....................           954,348
         5,000,000 Diversified Asset Securitization Holdings II, L.P.,
                      Series 1A, Class B1, 9.71%, 9/15/35** ........................         2,550,000
         2,059,703 DVI Receivables Corp., Series 2001-2,
                      Class A4, 4.61%, 11/11/09 ....................................         1,767,482
         3,608,950 DVI Receivables Corp., Series 2003-1,
                      Class A3A, 4.44%, 3/14/11+ ...................................         3,087,908
         3,720,851 DVI Receivables Corp., Series 2003-1,
                      Class A3B, 2.78%, 3/14/11 ....................................         3,127,841
            84,778 Empire Funding Home Loan Owner Trust,
                      Series 1998-1, Class B2, 10.24%, 6/25/24+ ....................            82,739
         3,000,000 Equinox Funding, Series 1A, Class D,
                      10.39%, 11/15/12**+ ..........................................         1,441,875
         4,905,000 Falcon Franchise Loan Trust, Series 2000-1,
                      Class E, 6.50%, 4/05/16** ....................................         3,865,371
         4,231,000 Falcon Franchise Loan Trust, Series 2003-1,
                      Class E, 6.00%, 1/05/25** ....................................         2,890,137
         2,678,000 FMAC Loan Receivables Trust, Series 1997-A,
                      Class C, 7.90%, 4/15/19** ....................................         2,375,360
         3,356,704 FMAC Loan Receivables Trust, Series 1997-B,
                      Class A, 6.85%, 9/15/19** ....................................         3,090,427
         3,800,000 FMAC Loan Receivables Trust, Series 1997-C,
                      Class B, 7.15%, 12/15/19** ...................................         2,448,180
         1,000,000 Forte CDO (Cayman) Ltd., Series B-A, Senior Secured Note,
                      8.04%, 4/12/13** .............................................           936,815
           622,090 Green Tree Financial Corp., Series 1997-4,
                      Class B1, 7.23%, 2/15/29 .....................................           113,230
         1,000,000 Green Tree Financial Corp., Series 1998-4,
                      Class M1, 6.83%, 4/01/30 .....................................           386,747
         6,000,000 Green Tree Financial Corp., Series 1999-2,
                      Class M1, 6.80%, 12/01/30 ....................................         1,929,824
         2,500,000 Green Tree Financial Corp., Series 1999-3,
                      Class M1, 6.96%, 2/01/31 .....................................           616,287


Page 5                 See Notes to Financial Statements.

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
OCTOBER 31, 2005

    PRINCIPAL                                                                               MARKET
      VALUE                           DESCRIPTION                                            VALUE
----------------   -----------------------------------------------                       ------------
ASSET-BACKED SECURITIES CONTINUED

$       11,297,000 Green Tree Financial Corp., Series 1999-4,
                      Class M1, 7.60%, 5/01/31 .....................................   $     1,793,749
        10,000,000 Green Tree Financial Corp., Series 1999-5,
                      Class M1, 8.05%, 3/01/30 .....................................         1,204,686
        10,000,000 GreenPoint Manufactured Housing Contract Trust,
                      Series 1999-5, Class M2, 9.23%, 12/15/29 .....................         5,011,092
         5,000,000 GSAMP Trust, Series 2004-AR2,
                      Class B4, 5.00%, 8/25/34**+ ..................................         4,161,440
         1,584,472 Long Beach Mortgage Loan Trust,
                      Series 2001-3, Class M2, 4.99%, 9/25/31+ .....................         1,490,538
         6,558,317 Long Beach Mortgage Loan Trust,
                      Series 2002-1, Class M3, 6.54%, 5/25/32+ .....................         5,734,420
         7,000,000 North Street Referenced Linked Notes,
                      Series 2000-2A, Class B, 4.73%, 10/30/11**+ ..................         5,884,375
         3,000,000 North Street Referenced Linked Notes,
                      Series 2000-2A, Class C, 5.44%, 10/30/11**+ ..................         1,831,875
         1,000,000 Oakwood Mortgage Investors, Inc.,
                      Series  2002-B, Class M1, 7.62%, 6/15/32 .....................           268,871
         3,000,000 Park Place Securities, Inc., Series 2005-WHQ4,
                      Class M10, 6.54%, 9/25/35**+ .................................         2,341,668
         4,566,000 Peachtree Franchise Loan LLC, Series 1999-A,
                      Class B, 7.55%, 1/15/21** ....................................         3,244,714
         3,333,053 Pegasus Aviation Lease Securitization III,
                      Series 2001-1A, Class A3, 4.62%, 3/10/14**+ ..................         2,601,864
         6,000,000 Soundview Home Equity Loan Trust,
                      Series 2005-A, Class B2, 7.04%, 4/25/35**+ ...................         5,281,847
         5,000,000 Summit CBO I, Ltd., Series 1A,
                      Class B, 4.49%, 5/23/11**+ ...................................         1,335,625
         5,000,000 United Capital Aviation Trust, Series 2005-1,
                      Class B1A, Zero coupon, 7/15/31** ............................         1,428,125
                                                                                       ----------------
                   TOTAL ASSET-BACKED SECURITIES ...................................       101,290,812
                                                                                       ----------------
                   (Cost $101,930,721)

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.4%

         8,000,000 EMAC Owner Trust, LLC, Series 1998-1,
                      Class A3, 6.63%, 1/15/25** ...................................         5,461,547
         9,907,892 EMAC Owner Trust, LLC, Series 2000-1, LLC,
                      Class A2, 7.44%, 1/15/27**+ ..................................         5,802,309
         5,000,000 FFCA Secured Lending Corp., Series 1998-1,
                      Class D1, 7.81%, 10/18/25** ..................................         4,422,340
         5,000,000 FFCA Secured Lending Corp., Series 1999-2,
                      Class B1, 8.27%, 5/18/26** ...................................         2,712,535
         4,999,879 HarborView Mortgage Loan Trust,
                      Series 2005-9, Class B10, 5.75%, 6/20/35+ ....................         4,146,369
                                                                                       ----------------
                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS .......................        22,545,100
                                                                                       ----------------
                   (Cost $22,673,637)


                   See Notes to Financial Statements.                     Page 5

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
OCTOBER 31, 2005

    PRINCIPAL                                                                               MARKET
      VALUE                           DESCRIPTION                                            VALUE
----------------   -----------------------------------------------                       ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.9%

$        1,171,422 Banc of America Commercial Mortgage Inc., Series 2000-1,
                      Class M, 6.00%, 11/15/31** ...................................   $       873,366
         2,878,166 Banc of America Structured Securities Trust, Series 2002-X1,
                      Class O, 7.00%, 10/11/33** ...................................         2,493,324
         2,878,166 Banc of America Structured Securities Trust, Series 2002-X1,
                      Class P, 7.00%, 10/11/33** ...................................         2,009,993
         1,000,000 GMAC Commercial Mortgage Securities, Inc., Series 1999-C3,
                      Class G, 6.97%, 8/15/36** ....................................           887,461
       114,260,154 Government National Mortgage Association, IO, Series 2003-47,
                      Class XA, 0.02%, 6/16/43+ ....................................         5,765,430
        22,468,128 Government National Mortgage Association, IO, Series 2003-59,
                      Class XA, 0.62%, 6/16/34+ ....................................         1,974,299
         7,000,000 GS Mortgage Securities Corp. II, Series 1998-C1, Class H,
                      6.00%, 10/18/30** ............................................         3,434,375
         3,025,000 LB-UBS Commercial Mortgage Trust,  Series 2001-C7, Class Q,
                      5.87%, 11/15/33** ............................................         2,187,545
         2,950,353 LB-UBS Commercial Mortgage Trust,  Series 2001-C7, Class S,
                      5.87%, 11/15/33** ............................................         1,462,154
           968,400 Morgan Stanley Capital I Inc., Series 1999-WF1,  Class M,
                      5.91%, 11/15/31** ............................................           583,349
                                                                                       ----------------
                   TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES .....................        21,671,296
                                                                                       ----------------
                   (Cost $21,784,805)

CORPORATE BONDS AND NOTES - 8.4%

         2,000,000 American Color Graphics, Inc.,
                      Senior Secured Note, 10.00%, 6/15/10 .........................         1,335,000
         1,500,000 ArvinMeritor, Inc., Senior Note, 8.75%, 3/01/12 .................         1,413,750
         2,000,000 Citisteel USA, Inc., Senior Secured Note, 11.55%, 9/01/10**+ ....         1,990,000
         2,000,000 InSight Health Services Corp., Series B, Company Guarantee,
                      9.88%, 11/01/11 ..............................................         1,515,000
         1,500,000 Interactive Health, LLC, Senior Note, 7.25%, 4/01/11** ..........         1,267,500
           500,000 Metallurg Holdings, Inc., Senior Secured Note,
                      10.50%, 10/01/10** ...........................................           492,500
         2,000,000 Motors and Gears Holdings Inc., Series D, Senior Note,
                      10.75%, 11/15/06 .............................................         1,930,000
         1,000,000 Mrs. Fields Famous Brands, LLC, Company Guarantee,
                      9.00%, 3/15/11 ...............................................           825,000
         1,000,000 TriMas Corp., Company Guarantee, 9.88%, 6/15/12 .................           815,000
         1,000,000 Uno Restaurant Holdings Corp., Senior Note, 10.00%, 2/15/11** ...           895,000
         2,000,000 Wolverine Tube, Inc., Senior Note, 7.38%, 8/01/08** .............         1,730,000
                                                                                       ----------------
                   TOTAL CORPORATE BONDS AND NOTES .................................        14,208,750
                                                                                       ----------------
                   (Cost $14,662,301)


Page 6                 See Notes to Financial Statements.

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
OCTOBER 31, 2005

    PRINCIPAL                                                                               MARKET
      VALUE                           DESCRIPTION                                            VALUE
----------------   -----------------------------------------------                       ------------
PREFERRED SECURITIES - 3.1%

         3,000,000 Franklin CLO III, Ltd.** ........................................   $     2,325,000
         3,000,000 Soloso CDO Ltd., Series 2005-1** ................................         3,000,000
                                                                                       ----------------
                   TOTAL PREFERRED SECURITIES ......................................         5,325,000
                                                                                       ----------------
                   (Cost $5,295,617)

                   TOTAL INVESTMENTS - 98.0% .......................................       165,040,958
                   (Cost $166,347,081)*

                   NET OTHER ASSETS AND LIABILITIES - 2.0% .........................         3,371,721
                                                                                       ----------------
                   NET ASSETS - 100.0% .............................................      $168,412,679
                                                                                       ================

---------------------------------------
* Aggregate cost for federal income tax and financial reporting purposes is $166,376,464.
** Securities are restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration restricted securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2005, these securities amounted to $110,171,535, or 65.42% of net assets (Note 2C).
+ Variable rate security. The interest rate shown reflects the rate in effect at October 31, 2005.
IO   Interest only


                    See Notes to Financial Statements.                   Page 7

FIRST TRUST STRATEGIC HIGH INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2005

ASSETS:
Investments, at value
   (Cost $166,347,081) .........................................  $165,040,958
Cash ...........................................................     1,796,517
Interest receivable ............................................     1,970,916
Prepaid expenses ...............................................         3,946
                                                                  -------------
     Total Assets ..............................................   168,812,337
                                                                  -------------
LIABILITIES:
Payables:
     Offering costs ............................................       161,332
     Investment advisory fees ..................................       125,086
     Audit fees ................................................        41,000
     Printing fees .............................................        30,791
     Legal fees ................................................         8,342
     Administrative fees .......................................        13,899
     Transfer agent fees .......................................         5,029
     Custodian fees ............................................         3,219
Accrued expenses ...............................................        10,960
                                                                  -------------
     Total Liabilities .........................................       399,658
                                                                  -------------
NET ASSETS .....................................................  $168,412,679
                                                                  =============
NET ASSETS CONSIST OF:
Undistributed net investment income ............................  $  2,043,333
Accumulated net realized loss on investments sold ..............      (152,330)
Net unrealized depreciation of investments .....................    (1,306,123)
Par value ......................................................        88,052
Paid-in capital ................................................   167,739,747
                                                                  -------------
   Total Net Assets ............................................  $168,412,679
                                                                  =============
NET ASSET VALUE, per Common Share
   (par value $0.01 per Common Share) ..........................  $      19.13
                                                                  =============
Number of Common Shares outstanding ............................     8,805,236
                                                                  =============


Page 8                   See Notes to Financial Statements.

FIRST TRUST STRATEGIC HIGH INCOME FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED OCTOBER 31, 2005*

INVESTMENT INCOME:
 Interest .............................................................................    $  3,979,621
                                                                                           -------------
   Total investment income ............................................................       3,979,621
                                                                                           -------------
EXPENSES:
 Investment advisory fees .............................................................         391,586
 Administration fees ..................................................................          43,510
 Audit fees ...........................................................................          41,000
 Printing fees ........................................................................          30,951
 Legal fees ...........................................................................          16,439
 Trustees' fees and expenses ..........................................................          14,056
 Transfer agent fees ..................................................................          12,529
 Custodian fees .......................................................................           5,283
 Other ................................................................................          23,166
                                                                                           -------------
     Total expenses ...................................................................         578,520
                                                                                           -------------
 NET INVESTMENT INCOME ................................................................       3,401,101
                                                                                           -------------
 NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
 Net realized loss on investments during the period ...................................        (152,330)
 Net change in unrealized appreciation/(depreciation) of investments during the period       (1,306,123)
                                                                                           -------------
 Net realized and unrealized loss on investments ......................................      (1,458,453)
                                                                                           -------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................    $  1,942,648
                                                                                           =============

-----------------------------------
* The Fund commenced operations on July 19, 2005.

                 See Notes to Financial Statements.                      Page 9

FIRST TRUST STRATEGIC HIGH INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                                PERIOD
                                                                                                 ENDED
                                                                                              10/31/2005*
                                                                                            --------------
OPERATIONS:
Net investment income .................................................................     $   3,401,101
Net realized loss on investments during the period ....................................          (152,330)
Net change in unrealized appreciation/(depreciation) of investments during the period .        (1,306,123)
                                                                                            --------------
Net increase in net assets resulting from operations ..................................         1,942,648
                                                                                            --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .................................................................        (1,357,768)
                                                                                            --------------
Total distributions to shareholders ...................................................        (1,357,768)

CAPITAL TRANSACTIONS:
Net proceeds from sale of 8,805,236 Common Shares .....................................       168,180,008
Offering costs ........................................................................          (352,209)
                                                                                            --------------
Net increase from capital transactions ................................................       167,827,799
                                                                                            --------------
Net increase in net assets ............................................................       168,412,679

NET ASSETS:
Beginning of period ...................................................................           --
                                                                                            --------------
End of period .........................................................................     $ 168,412,679
                                                                                            ==============
Undistributed net investment income at end of period ..................................     $   2,043,333
                                                                                            ==============

--------------------------------------------------
* The Fund commenced operations on July 19, 2005.

Page 10                 See Notes to Financial Statements.

FIRST TRUST STRATEGIC HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                                PERIOD
                                                                                                ENDED
                                                                                              10/31/2005*
                                                                                            --------------
 Net asset value, beginning of period .................................................     $       19.10
                                                                                            --------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ................................................................              0.39
 Net realized and unrealized loss on investments ......................................             (0.17)
                                                                                            --------------
 Total from investment operations .....................................................              0.22
                                                                                            --------------
 Common Shares offering costs charged to paid-in capital ..............................             (0.04)
                                                                                            --------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
 Net investment income ................................................................             (0.15)
                                                                                            --------------
 Total from distributions .............................................................             (0.15)
                                                                                            --------------
 Net asset value, end of period .......................................................     $       19.13
                                                                                            ==============
 Market value, end of period ..........................................................     $       18.79
                                                                                            ==============
 TOTAL RETURN BASED ON NET ASSET VALUE (A)+ ...........................................              1.03%
                                                                                            ==============
 TOTAL RETURN BASED ON MARKET VALUE (B)+ ..............................................             (5.28)%
                                                                                            ==============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) .................................................     $     168,413
 Ratio of total expenses to average net assets ........................................              1.33%**
 Ratio of net investment income to average net assets .................................              7.82%**
 Portfolio turnover rate ..............................................................             19.32%

--------------------------------------------------
*    The Fund commenced operations on July 19, 2005.
**   Annualized.
(a) Total return based on net asset value is the combination of reinvested dividend income and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share and does not reflect sales load.
(b) Total return based on market value is the combination of reinvested dividend income and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in Common Share market price per share, all based on Common Share market price per share.
+    Total return is not annualized for periods less than one year.

                 See Notes to Financial Statements.                     Page 11

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                                OCTOBER 31, 2005

                               1. FUND DESCRIPTION

First Trust Strategic High Income Fund (the "Fund") is a diversified closed-end management investment company organized as a Massachusetts business trust on April 15, 2005 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FHI on the New York Stock Exchange ("NYSE").

The Fund's primary investment objective is to seek a high level of current income. The Fund seeks capital growth as a secondary objective. The Fund intends to achieve its investment objectives by investing at least 80% of its Managed Assets in a diversified portfolio of high income producing securities that Hilliard Lyons Asset Management ("HLAM" or the "Sub-Advisor") believes offer attractive yield and capital appreciation potential. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is computed based upon the value of the Fund's portfolio securities and other assets. The NAV is determined as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's total liabilities from the Fund's Managed Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value, or in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                                OCTOBER 31, 2005

C. RESTRICTED SECURITIES

The Fund may invest in restricted securities, which are defined as securities that may not be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration to qualified institutional buyers. As of October 31, 2005, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note
2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.

                                                                        ACQUISITION    CARRYING VALUE
SECURITY                                                                   DATE           PER UNIT           COST
--------                                                                   ----           --------           ----
ACE Securities Corp., Home Equity Loan Trust, Series 2005-HE5, Class B1   8/5/05          $  80.05    $  2,431,927
ACLC Business Loan Receivables Trust, Series 1999-1, Class A3           10/13/05             91.24       4,600,762
ACLC Business Loan Receivables Trust, Series 1999-2, Class D            10/13/05             93.06       1,402,557
AerCo Ltd., Series 1X, Class 1                                          10/17/05             33.06       2,997,827
Aspen Funding I, Ltd., Series 2002-1A, Class A3L                          9/7/05             72.00       4,327,226
Atherton Franchisee Loan Funding, Series 1998-A, Class C                  8/4/05             89.52       1,732,688
Banc of America Commercial Mortgage Inc., Series 2000-1, Class M          8/2/05             74.56         868,667
Banc of America Structured Securities Trust, Series 2002-X1, Class O      8/4/05             86.63       2,520,310
Banc of America Structured Securities Trust, Series 2002-X1, Class P      8/4/05             69.84       2,018,760
Citisteel USA, Inc., Senior Secured Note                                 8/19/05             99.50       1,980,742
Conseco Finance Securitizations Corp., Series 1999-6, Class M1           8/23/05             10.52         906,157
Diversified Asset Securitization Holdings II, L.P., Series 1A, Class B1   8/5/05             51.00       2,616,228
EMAC Owner Trust, LLC, Series 1998-1, Class A3                            8/3/05             68.27       5,498,049
EMAC Owner Trust, LLC, Series 2000-1, LLC, Class A2                       8/3/05             58.56       5,770,464
Equinox Funding, Series 1A, Class D                                       8/3/05             48.06       1,439,928
Falcon Franchise Loan Trust, Series 2000-1, Class E                       8/9/05             78.80       3,905,021
Falcon Franchise Loan Trust, Series 2003-1, Class E                      8/18/05             68.31       2,967,679
FFCA Secured Lending Corp., Series 1998-1, Class D1                      8/25/05             88.45       4,427,512
FFCA Secured Lending Corp., Series 1999-2, Class B1                       8/2/05             54.25       2,859,751
FMAC Loan Receivables Trust, Series 1997-A, Class C                      8/25/05             88.70       2,385,388
FMAC Loan Receivables Trust, Series 1997-B, Class A                       8/4/05             92.07       3,223,719
FMAC Loan Receivables Trust, Series 1997-C, Class B                      8/23/05             64.43       2,420,347
Forte CDO (Cayman) Ltd., Series B-A, Senior Secured Note                  8/4/05             93.68         970,899
Franklin CLO III, Ltd., Pfd.                                             8/08/05              0.78       1,545,000
Franklin CLO III, Ltd., Pfd.                                             8/11/05              0.78         772,500
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class G       8/24/05             88.75         897,757
GS Mortgage Securities Corp. II, Series 1998-C1, Class H                  8/2/05             49.06       3,385,208
GSAMP Trust, Series 2004-AR2, Class B4                                   8/17/05             83.23       2,597,519
GSAMP Trust, Series 2004-AR2, Class B4                                   8/22/05             83.23       1,731,605
Interactive Health, LLC, Senior Note                                     9/30/05             84.50       1,294,020
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class Q                9/19/05             72.32       2,253,638
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class S                9/29/05             49.56       1,480,698
Metallurg Holdings, Inc., Senior Secured Note                            9/16/05             98.50         490,181
Morgan Stanley Capital I Inc., Series 1999-WF1, Class M                   8/3/05             60.24         582,991
North Street Referenced Linked Notes, Series 2000-2A, Class B             8/3/05             84.06       5,753,406
North Street Referenced Linked Notes, Series 2000-2A, Class C             8/3/05             61.06       1,779,878
Park Place Securities, Inc., Series 2005-WHQ4, Class M10                 8/26/05             78.06       2,326,076
Peachtree Franchise Loan LLC, Series 1999-A, Class B                     8/23/05             71.06       1,601,953
Peachtree Franchise Loan LLC, Series 1999-A, Class B                     10/4/05             71.06       1,715,388
Pegasus Aviation Lease Securitization III, Series 2001-1A, Class A3       8/4/05             78.06       2,577,506
Soloso CDO Ltd., Series 2005-1, Pfd.                                     8/12/05              1.00       2,978,117
Soundview Home Equity Loan Trust, Series 2005-A, Class B2                 8/4/05             88.03       5,211,154
Summit CBO I, Ltd., Series 1A, Class B                                    8/3/05             26.71       1,343,737
United Capital Aviation Trust, Series 2005-1, Class B1A                   8/3/05             28.56       1,419,918
Uno Restaurant Holdings Corp., Senior Note                               9/15/05             89.50         953,511
Wolverine Tube, Inc., Senior Note                                         8/3/05             86.50       1,738,401

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                                OCTOBER 31, 2005

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its Common Shares monthly dividends of all or a portion of its net income after the payment of interest and dividends in connection with leverage. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. There were no permanent differences incurred during the period ended October 31, 2005.

The tax character of distributions paid during fiscal period ended October 31, 2005 is as follows:

Distributions paid from:

                                                              2005
                                                              ----
Ordinary Income................................        $     1,357,768

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income..................        $     2,072,716
Net Unrealized Depreciation....................        $    (1,335,506)


E. INCOME TAXES:

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

F. EXPENSES:

The Fund pays all expenses directly related to its operations.

G. ORGANIZATION AND OFFERING COSTS:

Organization costs consist of costs incurred to establish the Fund and enable it to legally do business. These costs include filing fees, listing fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities, among other fees. Offering costs consist of legal fees pertaining to the Fund's Common Shares offered for sale, registration fees, underwriting fees, and printing of the initial prospectus, among other fees. First Trust and HLAM have paid all organization expenses and all offering costs of the Fund (other than sales load) that exceeded $0.04 per Common Share. The Fund's share of Common Share offering costs, $352,209, was recorded as a reduction of the proceeds from the sale of Common Shares.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.90% of the Fund's Managed Assets.

HLAM, a division of J.J.B Hilliard, W.L. Lyons, Inc., a wholly owned subsidiary of PNC HL Holding Corp., which is a wholly owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a portfolio management fee of 0.40% of Managed Assets that is paid monthly by First Trust from its investment advisory fee.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                                OCTOBER 31, 2005

The Fund pays each Trustee who is not an officer or employee of First Trust or any of its affiliates an annual retainer of $10,000, which includes compensation for all regular quarterly board meetings and regular committee meetings. No additional meeting fees are paid in connection with regular quarterly board meetings or regular committee meetings. Additional fees of $1,000 and $500 are paid to non-interested Trustees for special board meetings and non-regular committee meetings, respectively. These additional fees are shared by the funds in the First Trust fund complex that participate in the particular meeting and are not per fund fees. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding U.S. government and short-term investments, for the period ended October 31, 2005, aggregated amounts were $189,502,015 and $30,676,711, respectively.

Cost of purchases and proceeds from sales of U.S. government securities, excluding short-term investments, for the period ended October 31, 2005, aggregated amounts were $7,698,936 and $0, respectively.

As of October 31, 2005, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $843,507 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,179,013.

                                5. COMMON SHARES

As of October 31, 2005, 8,805,236 of $0.01 par value Common Shares were issued. An unlimited number of Common Shares have been authorized under the Fund's Dividend Reinvestment Plan.

COMMON SHARE TRANSACTIONS WERE AS FOLLOWS:

                                             PERIOD ENDED
                                           OCTOBER 31, 2005
                                           ----------------
                                         SHARES       AMOUNT
                                         ------       -------
Proceeds from Common Shares sold ....  8,805,236  $168,180,008
Offering costs ......................       --        (352,209)
                                       ---------  ------------
                                       8,805,236  $167,827,799
                                       =========  ============

                   6. PREFERRED SHARES OF BENEFICIAL INTEREST

The Fund's Declaration of Trust authorizes the issuance of an unlimited number of preferred shares of beneficial interest, par value $0.01 per share (the "Preferred Shares"), in one or more classes or series, with rights as determined by the Board of Trustees without the approval of Common Shareholders. As of October 31, 2005, no Preferred Shares have been issued.

                            7. CONCENTRATION OF RISK

An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the bond market, or when political or economic events affecting the issuers occur.

Non-Investment Grade Securities Risk: The Fund may invest up to 80% of its Managed Assets in below-investment grade securities. Non-investment grade securities are rated below "Baa3" by Moody's Investors Service, Inc., below "BBB-" by Standard & Poor's, or comparably rated by another nationally recognized statistical rating organization or, if unrated, determined by the Sub-Advisor to be of comparable credit quality. Below-investment grade debt instruments are commonly referred to as "high yield" or "junk" bonds, are considered speculative with respect to the issuer's capacity to pay interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                                OCTOBER 31, 2005

                          8. CAPITAL LOSS CARRYFORWARD

As of October 31, 2005, the Fund had a capital loss carryforward for federal income tax purposes of $152,330 expiring on October 31, 2013.

                              9. SUBSEQUENT EVENTS

On October 20, 2005, the Fund declared a dividend of $0.155 per share, which represents a dividend from net investment income to Common Shareholders of record November 3, 2005, payable November 15, 2005.

On November 21, 2005, the Fund declared a dividend of $0.160 per share, which represents a dividend from net investment income to Common Shareholders of record December 5, 2005, payable December 12, 2005.

On December 9, 2005, the Fund declared a special dividend of $0.230 per share, which represents a dividend from net investment income to Common Shareholders of record December 21, 2005, payable December 30, 2005.

Subsequent to October 31, 2005, the Sub-Advisor has entered into an agreement with Valhalla Capital Partners, LLC ("VCP"), a Kentucky limited liability company, to sell certain assets and transfer certain liabilities to VCP. The Sub-Advisor's portfolio management team members, who are responsible for managing the Fund's portfolio, are principals of VCP. In connection with this agreement, the Sub-Advisor has agreed to recommend that VCP be appointed as sub-advisor, subject to VCP becoming registered under the Investment Advisers Act of 1940 and to the appropriate Advisor, Board and shareholder approval. The closing date of the agreement is scheduled for April 28, 2006, and is contingent upon VCP being approved as the Fund's sub-advisor.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST STRATEGIC HIGH INCOME
FUND:

We have audited the accompanying statement of assets and liabilities of First Trust Strategic High Income Fund (the "Fund"), including the portfolio of investments, as of October 31, 2005, the related statements of operations, changes in net assets and the financial highlights for the period July 19, 2005 (inception) through October 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the Fund's custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Trust Strategic High Income Fund as of October 31, 2005, the results of its operations, the changes in its net assets, and the financial highlights for the period July 19, 2005 (inception) through October 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

/S/ SIG

DELOITTE AND TOUCHE LLP

Chicago, Illinois
December 9, 2005

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (UNAUDITED)
--------------------------------------------------------------------------------

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                                OCTOBER 31, 2005

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain dividends, on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

     (1) If the Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.

     (2) If the Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331-1710, in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------
                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                                OCTOBER 31, 2005

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

                         NYSE CERTIFICATION INFORMATION

In accordance with Section 303A-12 of the New York Stock Exchange ("NYSE") Listed Company Manual, the Fund's President has certified to the NYSE that, as of July 12, 2005, he was not aware of any violation by the Fund of NYSE corporate governance listing standards. In addition, the Fund's reports to the SEC on Forms N-CSR and N-Q contain certifications by the Fund's principal executive officer and principal financial officer that relate to the Fund's public disclosure in such reports and are required by Rule 30a-2 under the 1940 Act.

                                BY-LAW AMENDMENT

On December 12, 2005, the Board of Trustees of the Fund approved certain changes to the By-Laws of the Fund that may have the effect of delaying or preventing a change of control of the Fund. To receive a copy of the revised By-Laws, investors may call the Fund at (800) 988-5891.

             BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees approved the Investment Management Agreement (the "Agreement") with First Trust Advisors at a meeting held on June 13, 2005.

The Board received and reviewed data from First Trust Advisors which was provided in response to a request from counsel to the Independent Trustees made in advance of the meeting. The Independent Trustees had discussed these responses in a conference call prior to the meeting, and had requested additional information from First Trust Advisors, which was provided for the June 13, 2005 meeting. At that meeting, the Trustees discussed the materials with representatives of the Advisor, Fund counsel and independent counsel. The Board concluded that the terms of the Agreement are fair and reasonable and that the Agreement is in the best interest of the Fund.

The Trustees considered the nature, extent and quality of services to be provided under the Agreement, noting that First Trust Advisors employees provided management services to other closed-end funds in the First Trust complex with diligence and care. They noted the compliance program that had been developed by First Trust Advisors and the skills of its employees who would be working with the Fund. The Trustees concluded they were comfortable that First Trust Advisors had the capabilities and resources to oversee the operations of the Fund, including overseeing the Sub-Advisor.

The Trustees reviewed information compiled by First Trust Advisors from an independent source on management and advisory fees charged to similar closed-end funds, and they discussed with representatives of First Trust Advisors certain differences between those funds and the Fund. They noted that a portion of the fee payable by the Fund to First Trust Advisors would then be paid to the Sub-Advisor, and they took this and other costs to be borne by First Trust Advisors in connection with its services to be performed under the Agreement into consideration when analyzing the estimated profitability of the Agreement to First Trust Advisors. The Trustees concluded that the estimated profitability was not unreasonable.

At the June 13, 2005 meeting, the Trustees received a presentation from senior executives of the Sub-Advisor, who described the Sub-Advisor's experience and investment style. The Trustees had the opportunity to ask questions and review materials submitted by the Sub-Advisor, and they met with independent counsel to review their duties and responsibilities in connection with their consideration of the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement") among the Fund, the Advisor and the Sub-Advisor, as they also had done for the Agreement. The Trustees considered the nature, extent and quality of services to be provided by the Sub-Advisor, and noted the background and experience of the portfolio managers. They noted that the Sub-Advisor also provides investment advisory services to other investment companies, and that the Sub-Advisor's compliance program would reflect regulatory restrictions imposed on closed-end funds.

The Sub-Advisor provided information on fees charged to its other fund clients and separate accounts, and the Trustees concluded that the fees to be paid under the Sub-Advisory Agreement were reasonable. The Trustees also concluded that the terms of the Sub-Advisory Agreement are fair and reasonable and that the Sub-Advisory Agreement is in the best interest of the Fund.

--------------------------------------------------------------------------------
MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                                OCTOBER 31, 2005

                         BOARD OF TRUSTEES AND OFFICERS

Information pertaining to the Trustees and officers* of the Fund is set forth below. The statement of additional information includes additional information about the Trustees and is available without charge, upon request, by calling
(800) 988-5891.

                                                                                       NUMBER OF                OTHER
                                                                                       PORTFOLIOS           TRUSTEESHIPS/
    NAME, D.O.B., ADDRESS AND     TERM OF OFFICE AND    PRINCIPAL OCCUPATION(S)      IN FUND COMPLEX        DIRECTORSHIPS
     POSITION(S) WITH THE FUND   LENGTH OF TIME SERVED     DURING PAST 5 YEARS     OVERSEEN BY TRUSTEE     HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
                                                         DISINTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee      o One year term       Physician;                  24 portfolios               None
D.O.B. 04/51                      o 3 months served     President, Wheaton
c/o First Trust Advisors L.P.                           Orthopedics;
1001 Warrenville Road                                   Co-owner and
Suite 300                                               Co-Director, Sports
Lisle, IL 60532                                         Med Center for
                                                        Fitness; Limited
                                                        Partner, Gundersen
                                                        Real Estate
                                                        Partnership

Thomas R. Kadlec, Trustee         o One year term       Vice President and          24 portfolios               None
D.O.B. 11/57                      o 3 months served     Chief Financial
c/o First Trust Advisors L.P.                           Officer (1990 to
1001 Warrenville Road                                   present), ADM
Suite 300                                               Investor Services,
Lisle, IL 60532                                         Inc. (Futures
                                                        Commission
                                                        Merchant);
                                                        Registered
                                                        Representative (2000
                                                        to present),
                                                        Segerdahl & Company,
                                                        Inc., an NASD member
                                                        (Broker-Dealer);
                                                        President, ADM
                                                        Derivatives, Inc.
                                                        (May 2005 to
                                                        present)


Niel B. Nielson, Trustee          o One year term       President, Covenant         24 portfolios               Director of Good
D.O.B. 03/54                      o 3 months served     College (June 2002                                      News
c/o First Trust Advisors L.P.                           to present); Pastor,                                    Publishers-Crossway
1001 Warrenville Road                                   College Church in                                       Books; Covenant
Suite 300                                               Wheaton (1997 to                                        Transport, Inc.
Lisle, IL 60532                                         June 2002)


David M. Oster, Trustee           o One year term       Trader                      12 portfolios               None
D.O.B. 03/64                      o 3 months served     (self-employed)
c/o First Trust Advisors L.P.                           (1987 to present)
1001 Warrenville Road                                   (Options Trading and
Suite 300                                               Market Making)
Lisle, IL 60532

--------------------------------------------------------------------------------
MANAGEMENT - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                                OCTOBER 31, 2005

                       BOARD OF TRUSTEES AND OFFICERS (CONTINUED)

                                                                                       NUMBER OF                OTHER
                                                                                       PORTFOLIOS           TRUSTEESHIPS/
    NAME, D.O.B., ADDRESS AND     TERM OF OFFICE AND    PRINCIPAL OCCUPATION(S)      IN FUND COMPLEX        DIRECTORSHIPS
     POSITION(S) WITH THE FUND   LENGTH OF TIME SERVED     DURING PAST 5 YEARS     OVERSEEN BY TRUSTEE     HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
                                                           INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
James A. Bowen, Trustee,          o One year Trustee    President, First            24 portfolios               None
President, Chairman of the          term and indefinite Trust Advisors L.P.
Board and CEO                       officer term        and First Trust
D.O.B. 09/55                      o 3 months served     Portfolios L.P.;
1001 Warrenville Road                                   Chairman of the
Suite 300                                               Board, BondWave LLC
Lisle, IL 60532                                         and Stonebridge
                                                        Advisors LLC

----------------------------------------------------------------------------------------------------------------------------------
                                                      OFFICERS WHO ARE NOT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------

Mark R. Bradley, Treasurer,       o Indefinite term     Chief Financial             N/A                         N/A
Controller, Chief Financial       o 3 months served     Officer, Managing
Officer, Chief Accounting                               Director, First
Officer                                                 Trust Advisors L.P.
D.O.B. 11/57                                            and First Trust
1001 Warrenville Road                                   Portfolios L.P.;
Suite 300                                               Chief Financial
Lisle, IL 60532                                         Officer, BondWave
                                                        LLC and Stonebridge
                                                        Advisors LLC

Susan M. Brix                     o Indefinite term     Representative,             N/A                         N/A
Assistant Vice President          o 3 months served     First Trust
D.O.B. 01/60                                            Portfolios L.P.;
1001 Warrenville Road                                   Assistant Portfolio
Suite 300                                               Manager, First Trust
Lisle, IL 60532                                         Advisors L.P.


Robert F. Carey,                  o Indefinite term     Senior Vice                 N/A                         N/A
Vice President                    o 3 months served     President, First
D.O.B. 07/63                                            Trust Advisors L.P.
1001 Warrenville Road                                   and First Trust
Suite 300                                               Portfolios L.P.
Lisle, IL 60532

--------------------------------------------------------------------------------
MANAGEMENT - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                                OCTOBER 31, 2005

                     BOARD OF TRUSTEES AND OFFICERS (CONTINUED)

                                                                                       NUMBER OF                OTHER
                                                                                       PORTFOLIOS           TRUSTEESHIPS/
    NAME, D.O.B., ADDRESS AND     TERM OF OFFICE AND    PRINCIPAL OCCUPATION(S)      IN FUND COMPLEX        DIRECTORSHIPS
     POSITION(S) WITH THE FUND   LENGTH OF TIME SERVED     DURING PAST 5 YEARS     OVERSEEN BY TRUSTEE     HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
                                            OFFICERS WHO ARE NOT TRUSTEES - (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------

W. Scott Jardine, Secretary         o Indefinite term     General Counsel,             N/A                      N/A
and Chief Compliance                o 3 months served     First Trust Advisors L.P.
Officer D.O.B. 05/60                                      and First Trust
1001 Warrenville Road                                     Portfolios L.P.;
Suite 300                                                 Secretary, BondWave
Lisle, IL 60532                                           LLC and Stonebridge
                                                          Advisors LLC

Kristi A. Maher                     o Indefinite term     Assistant General            N/A                      N/A
Assistant Secretary                 o 3 months served     Counsel, First Trust
D.O.B. 12/66                                              Portfolios L.P. (March
1001 Warrenville Road                                     2004 to present);
Suite 300                                                 Associate, Chapman and
Lisle, IL 60532                                           Cutler LLP (1995-2004)

Roger F. Testin                     o Indefinite term     Senior Vice President,       N/A                      N/A
Vice President                      o 3 months served     First Trust Advisors L.P.
D.O.B. 06/66                                              (August 2001 to
1001 Warrenville Road                                     present); Analyst, Dolan
Suite 300                                                 Capital Management
Lisle, IL 60532                                           (1998-2001)

-------------
    * The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

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

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

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

                       This Page Left Blank Intentionally.





ITEM 2. CODE OF ETHICS.

     (a) The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Registrant's board of trustees has determined that Thomas R. Kadlec is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) AUDIT FEES (REGISTRANT) -- The aggregate fees billed from the Registrant's inception on July 26, 2005 through October 31, 2005, for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for such fiscal year were $15,500.

         (b) AUDIT-RELATED FEES (REGISTRANT) -- The aggregate fees billed from the Registrant's inception on July 26, 2005 through October 31, 2005, for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $0.

                AUDIT-RELATED FEES (INVESTMENT ADVISER) -- The aggregate fees billed from the Registrant's inception on July 26, 2005 through October 31, 2005, for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the adviser's financial statements and are not reported under paragraph (a) of this Item were $2,400. These fees were for expenses related to the December 31, 2004 audit of the adviser's financial statements.

         (c) TAX FEES (REGISTRANT) -- The aggregate fees billed from the Registrant's inception on July 26, 2005 through October 31, 2005, for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant were $0.

                TAX FEES (INVESTMENT ADVISER) -- The aggregate fees billed from the Registrant's inception on July 26, 2005 through October 31, 2005, for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant's adviser were $0.

         (d) ALL OTHER FEES (REGISTRANT) -- The aggregate fees billed from the Registrant's inception on July 26, 2005 through October 31, 2005, for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0.

                ALL OTHER FEES (INVESTMENT ADVISER) -- The aggregate fees billed from the Registrant's inception on July 26, 2005 through October 31, 2005, for products and services provided by the principal accountant to the Registrant's investment adviser, other than services reported in paragraphs (a) through (c) of this Item were $0.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy adopted December 12, 2005, the Audit Committee (the
"COMMITTEE") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

         The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the Registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the DE MINIMIS exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to the DE MINIMIS exception, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) for the Registrant and the Registrant's investment adviser of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)
(7)(i)(C) or  paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

                (b) 0%.

                (c) Not Applicable.

                (d) Not Applicable.

         (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

         (g) The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant from the inception of the Registrant on July 26, 2005 through October 31, 2005 were $0 for the Registrant and $2,400 for the Registrant's investment adviser.

         (h) Not applicable. The audit committee pre-approved all non-audit services rendered to the Registrant's investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     (a) The Registrant has a separately designated audit committee consisting of all the independent directors of the Registrant. The members of the audit committee are: Thomas R. Kadlec, Niel B. Nielson, Richard E. Erickson and David M. Oster.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies and Procedures are attached herewith.

--------------------------------------------------------------------------------
                        J.J.B. HILLIARD, W.L. LYONS, INC.
                             PROXY VOTING GUIDELINES
                                FEBRUARY 1, 2005
--------------------------------------------------------------------------------

         Hilliard Lyons will vote all proxies in advisory accounts unless the client reserves the right to vote its securities. Proxies over which Hilliard Lyons has voting authority shall be voted in a manner consistent with the best economic interest of the client.

         The following is a series of guidelines outlining how Hilliard Lyons votes certain proposals in the absence of contrary instructions from a client. The guidelines address both management and shareholder proposals. To the extent an issue is not addressed below, Hilliard Lyons will determine on a case-by-case basis any proposals that may arise from management or shareholders.

         This policy attempts to generalize a complex subject. It should be understood that specific fact situations may warrant a departure from these guidelines. In such instances, the relevant facts will be considered and if vote contrary to the guidelines is indicated, it will be cast and the reasons recorded. MANAGEMENT'S PROPOSALS:

         To the extent that management's proposals do not infringe on shareholder rights, Hilliard Lyons generally supports management's position.

1.       STANDARD PROPOSALS

         Hilliard Lyons tends to support management's proposals to:

         a. Elect the board of directors in uncontested contests (considering independent status in the case of members of audit, compensation and nominating committees, attendance at meetings, etc. );

         b.     Select outside auditors;

         c.     Set the annual meeting date and location;

         d.     Establish dividend reinvestment plans;

         e.     Indemnify directors, officers and employees; and

         f.     Change the corporate name.

The following management proposals are voted on a case-by-case basis:

         a.     Eliminate preemptive rights or dual classes of stock;

         b.     Provide cumulative voting for directors; and

         c.     Change size of board.

2.       CAPITALIZATION PROPOSALS

Many capitalization proposals are routine in nature and generally garner Hilliard Lyons' support. They include:

         a.     Increases  in  authorized   common  shares  (within   prescribed
                limitations);

         b.     Issuance of or increase in authorized preferred shares;

         c.     Adjustment of par value;

         d.     Flexible schedules of preferred dividends;

         e.     Repurchase requests; and

         f.     Stock splits or issuance of dividends.

3.       NON-SALARY COMPENSATION PROGRAMS

                  The trend is toward plans with a wide variety of possible awards. Hilliard Lyons favors incentive plans based on performance, not tenure. Stock option and bonus plans will generally be supported if the exercise price is reasonable and the number of shares being authorized for issuance is within prescribed limits. Hilliard Lyons supports stock or other non-salary plans that afford incentives, not risk-free rewards.

                  Hilliard Lyons tends to favor plans that afford the following:

                  a.       Performance incentive;

                  b.       Stock options;

                  c.       Stock purchase; and

                  d.       Thrift/Profit sharing/Savings.

                  Hilliard Lyons tends not to support plans that have:

                  a.       Excessive dilution;

                  b.       Options awarded at deep discount to the market;

                  c.       Permissive policies on pyramiding;

                  d.       Restrictive stock plans that reward tenure; and

                  e.       Repricing options.

4.      ANTI-TAKEOVER MEASURES

                  Since virtually every equity investment is made with the intention of ultimate sale, Hilliard Lyons views charter and by-law amendments designed to thwart takeover attempts as undermining the prospects for realizing maximum appreciation, and thus, not in the best interest of shareholders. Accordingly HL tends to oppose anti-takeover measures, which include but are not limited to:

         a.     Fair pricing procedures;

         b.     Supermajority rules;

         c.     Bars to written consent;

         d.     Prohibit shareholder ability to call special meeting;

         e.     Incumbent-entrenchment measures;

         f.     Control share measures;

         g.     Dual class capitalization (unequal voting rights);

         h.     Proposal to change a company's state of incorporation; and

         i      State anti-takeover statutes.

         Although Hilliard Lyons generally opposes the adoption of anti-takeover measures, the existence of such measures will not prevent an investment in a company which has adopted such measures.

SHAREHOLDER PROPOSALS:

         Hilliard Lyons recognizes that shareholders regularly make various proposals that they perceive as offering social (and at times economic) benefits to both the corporation and society. Although Hilliard Lyons acknowledges that economic and social considerations are often closely intertwined, in most cases the management group and elected directors are best positioned to make corporate decisions on these proposals.

         As a rule, if management offers a reasonable response to these shareholder socioeconomic proposals,

Hilliard Lyons generally supports their position.

1.       CORPORATE GOVERNANCE

                  Hilliard Lyons' voting is mainly determined by financial and economic considerations. Therefore, Hilliard Lyons would tend to vote against shareholder proposals to:

               a.     Rotate annual meeting site;

               b.     Limit tenure of outside directors;

               c.     Curb corporate philanthropy;; or

               d.     Restore preemptive rights.

         Hilliard Lyons considers the following shareholder proposals on a case-by-case basis:

               a.     Disclose political\charitable contributions;

               b.     Disclose executives' government ties;

               c.     Board representation by some minority group;

               d.     Require directors to own stock; and

               e. Require the position of Chairman and CEO to be held by different persons.

2. ANTI-SHARK REPELLENT MEASURES

         Hilliard Lyons judges shareholders' attempts to undo "poison pills" or other anti-takeover measures and votes on such proposals on a case-by-case basis.

TENDER OFFERS, MERGERS

         Hilliard Lyons evaluates tender offers for stock holdings, mergers, corporate restructuring (leveraged buyouts, spin-offs, asset sales, liquidations) on a case-by-case basis.

INTERNATIONAL PROXY VOTING

         Hilliard Lyons will vote proxies for international holdings in a prudent manner and in the best interests of its accounts. As noted above, Hilliard Lyons will vote proxies unless positive reasons call for not voting. In evaluating international issues the Committee will consider the costs and benefits to be gained and all relevant circumstances. The difficulty and expense of voting the proxy in relation to the benefit to the account is a relevant factor.

POTENTIAL CONFLICTS OF INTEREST

         Hilliard Lyons is part of The PNC Financial Services Group. In order to avoid potential conflicts of interests between Hilliard Lyons and its affiliates and any clients of Hilliard Lyons, Hilliard Lyons votes in accordance with this predetermined policy, generally in accordance with the recommendations of an independent third party. Hilliard Lyons documents the reasons for any variations from this general policy in order to verify that the variation was not the product of any conflict.

RESPONSIBILITY

         The Hilliard Lyons Proxy Voting Committee (the "Committee") shall have responsibility for updating these policies, identifying potential conflicts, making voting decisions, ensuring that proxies are voted timely and maintaining appropriate records in accordance with applicable law. The Committee may engage a third party to assist it in fulfilling its responsibilities.

DISCLOSURE

         Hilliard Lyons will include a summary of these policies in its Form ADV (or an equivalent disclosure brochure) and will provide a copy to clients upon request. A copy of this policy may also be available on the Hilliard Lyons' website. Hilliard Lyons will also disclose to clients how to obtain voting information in its Form ADV ADV (or an equivalent disclosure brochure). Copies of votes cast in regard to shares held by mutual fund advised by Hilliard Lyons will be made available to mutual fund shareholders in accordance with SEC regulations.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


         On December 12, 2005, the Registrant's Board of Trustees adopted an Amended Nominating and Governance Committee Charter which included some material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of trustees as described below:

         Any proposal to elect any person nominated by shareholders for election as trustee may only be brought before an annual meeting of the Registrant if timely written notice (the "Shareholder Notice") is provided to the secretary of the Registrant. Unless a greater or lesser period is required under applicable law, to be timely, the Shareholder Notice must be delivered to or mailed and received at Registrant's address, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, Attn: W. Scott Jardine, not less than forty-five (45) days nor more than sixty (60) days prior to the first anniversary date of the date of the Registrant's proxy statement released to shareholders for the prior year's annual meeting; provided, however, if and only if the annual meeting is not scheduled to be held within a period that commences thirty (30) days before the first anniversary date of the annual meeting for the preceding year and ends thirty (30) days after such anniversary date (an annual meeting date outside such period being referred to herein as an "Other Annual Meeting Date"), such Shareholder Notice must be given in the manner provided herein by the later of the close of business on (i) the date forty-five (45) days prior to such Other Annual Meeting Date or (ii) the tenth (10th) business day following the date such Other Annual Meeting Date is first publicly announced or disclosed.

         Any shareholder submitting a nomination of any person or persons (as the case may be) for election as a trustee or trustees of the Registrant shall deliver, as part of such Shareholder Notice: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Registrant owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s);
(C) any other information regarding each such person required by paragraphs (a),
(d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (or any successor provision thereto); (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an "interested person" of the Registrant (as defined in the Investment Company Act of 1940) and, if not an "interested person," information regarding each nominee that will be sufficient for the Registrant to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a trustee.

         Without limiting the foregoing, any shareholder who gives a Shareholder Notice of any matter proposed to be brought before a shareholder meeting (whether or not involving nominees for trustees) shall deliver, as part of such Shareholder Notice: (i) the description of and text of the proposal to be presented; (ii) a brief written statement of the reasons why such shareholder favors the proposal; (iii) such shareholder's name and address as they appear on the Registrant's books; (iv) any other information relating to the shareholder that would be required to be disclosed in a proxy statement or other filings required to be made in connection with the solicitation of proxies with respect to the matter(s) proposed pursuant to Section 14 of the Exchange Act; (v) the class or series and number of all shares of the Registrant owned beneficially and of record by such shareholder; (vi) any material interest of such shareholder in the matter proposed (other than as a shareholder); (vii) a representation that the shareholder intends to appear in person or by proxy at the shareholder meeting to act on the matter(s) proposed; (viii) if the proposal involves nominee(s) for trustees, a description of all arrangements or understandings between the shareholder and each proposed nominee and any other person or persons (including their names) pursuant to which the nomination(s) are to be made by the shareholder; and (ix) in the case of a shareholder (a "BENEFICIAL OWNER") that holds shares entitled to vote at the meeting through a nominee or "street name" holder of record, evidence establishing such Beneficial Owner's indirect ownership of, and entitlement to vote, shares at the meeting of shareholders. As used herein, shares "beneficially owned" shall mean all shares which such person is deemed to beneficially own pursuant to Rules 13d-3 and 13d-5 under the Exchange Act.

         A copy of the amended Nominating and Governance Committee Charter is available on the Registrant's website at www.ftportfolios.com.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST TRUST STRATEGIC HIGH INCOME FUND

By (Signature and Title)* /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                         James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                         (principal executive officer)

Date    DECEMBER 22, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                         James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                         (principal executive officer)

Date  DECEMBER 22, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date  DECEMBER 22, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.